Stockholders' Equity (Narrative) (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 23, 2015 $ / shares shares	Oct. 01, 2014 shares	Dec. 31, 2014 shares	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) $ / shares	May. 31, 2015 shares	Dec. 17, 2010 shares
Class of Stock [Line Items]
Additional repurchase of stock authorized, shares (shares)							25,000,000
Repurchase of stock authorized, shares (shares)							162,400,000.0
Stock Repurchase Program Cumulative Shares Repurchased						182,000,000
Treasury shares retirement, cumulative shares						169,300,000
Accelerated Share Repurchase Program
Class of Stock [Line Items]
Share repurchase program, authorized amount | $					$ 500.0
Payments for accelerated share repurchase program | $				$ 500.0
Stock to be repurchased and retired (shares)		8,600,000	1,300,000
Accelerated share repurchases, price paid per share (dollars per share) | $ / shares					$ 50.12
Subsequent Event
Class of Stock [Line Items]
Stockholders' equity, maximum ownership percentage of common stock (percent)	9.80%
Right to purchase series A participated cumulative preferred stock (shares)	0.001
Participating cumulative preferred stock at purchase price (dollars per share) | $ / shares	$ 156.26
Rights are exercisable and not transferable to common stock (percentage)	9.80%
Percentage of acquisition for tender offer of common stock (percentage)	9.80%
Common stock of value equal to number of times the exercise price	2
Rights are redeemed and expired	Jun. 23, 2016